CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Total	Common Stock	Securities Convertible Into Equity	Additional Paid-in Capital	Accumulated Deficit	Series A Preferred Stock
Balance at Dec. 31, 2011	$ 10,385,388	$ 5,218	$ 14,193,129	$ 36,320	$ (3,849,279)
Beginning balance, shares at Dec. 31, 2011		5,218,650
Stock based compensation for services	29,930	105		29,825
Stock based compensation for service, shares		105,000
Stock option exercise	4,583	92		4,491
Stock option exercise, shares		91,666
Net loss	(2,572,690)				(2,572,690)
Balance at Dec. 31, 2012	7,847,211	5,415	14,193,129	70,636	(6,421,969)
Balance at Dec. 31, 2012		5,415,316
Stock based compensation for services	125,302	105		125,197
Stock based compensation for service, shares		105,000
Stock option exercise	376	8		368
Stock option exercise, shares	7,500	7,500
Issuance of common stock, net	19,596,847			19,586,192		10,655
Issuance of common stock, shares						10,655,436
Conversion of convertible securities into preferred stock			(14,193,129)	14,183,606		9,523
Conversion of convertible securities into preferred stock, shares						9,522,672
Convertible securities beneficial conversion feature	2,646,970			2,646,970	(2,646,970)
Conversion of convertible notes into preferred stock	254,411			254,274		137
Conversion of convertible notes into preferred stock, shares						137,289
Issuance of warrants to placement agent	122,500			122,500
Net loss	(6,365,530)				(6,365,530)
Balance at Dec. 31, 2013	21,581,117	5,528	0	36,989,743	(15,434,469)	20,315
Balance at Dec. 31, 2013		5,527,816				20,315,397
Stock based compensation for services	10,635,000	0	0	10,635,000	0	0
Stock option exercise	374,000	0	0	374,000		0
Stock option exercise, shares	2,686,352	498,410				0
Issuance of common stock, net	134,128,000	9,000	0	134,119,000	0	0
Issuance of common stock, shares		8,625,000				0
Conversion of convertible notes into common stock	50,501,000	3,000	0	50,498,000	0	0
Conversion of convertible notes into common stock, shares		3,300,735				0
Conversion of preferred stock into common stock	0	21,000	0	0	0	(21,000)
Conversion of preferred stock into common stock, shares		20,315,397				(20,315,397)
Payment of preferred stock dividend in common stock		78,509
Convertible securities beneficial conversion feature	5,611,000	0	0	5,611,000	0	0
Accumulated other comprehensive loss	(107,000)	0	0	0	0	0
Net loss	(29,551,000)	0	0	0	(29,551,000)	0
Balance at Sep. 30, 2014	$ 193,172,000	$ 38,314,000	$ 0	$ 238,227,000	$ (44,986,000)
Balance at Sep. 30, 2014		38,345,867				0